Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Mar. 21, 2024	Mar. 08, 2024	Jan. 07, 2024	May 10, 2024	May 09, 2024	Feb. 05, 2024	Jan. 25, 2024
Subsequent Events [Line Items]
Aggregate Transaction Proceeds				$ 6,000,000	$ 6,000,000
Power & Digital Infrastructure Acquisition II Corp. [Member]
Subsequent Events [Line Items]
Total service charge	$ 400,000
First installment service charge	125,000
Remaining balance amount	$ 275,000
Power & Digital Infrastructure Acquisition II Corp. [Member] | GE Vernova [Member]
Subsequent Events [Line Items]
Interest percentage							50.00%
Power & Digital Infrastructure Acquisition II Corp. [Member] | Maximum [Member]
Subsequent Events [Line Items]
Aggregate Transaction Proceeds						$ 85,000,000
Power & Digital Infrastructure Acquisition II Corp. [Member] | Minimum [Member]
Subsequent Events [Line Items]
Aggregate Transaction Proceeds						$ 50,000,000
Class A Common Stock [Member] | Power & Digital Infrastructure Acquisition II Corp. [Member]
Subsequent Events [Line Items]
Conversion shares (in Shares)			1,176,471
Selling shares (in Shares)		588,235
Aggregate purchase price		$ 5,000,000
Additional shares (in Shares)		840,336